INTEREST EXPENSE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized:
Interest on bank debt and senior notes	CAD 66,456	CAD 62,240	CAD 56,716
Unrealized:
Cross currency interest rate swap (gain)/loss		580	1,306
Interest rate swap (gain)/loss			(478)
Amortization of debt issue costs	922	968	793
Interest expense	CAD 67,378	CAD 63,788	CAD 58,337